BETTER 10K - ORGANIZATION AND NATURE OF THE BUSINESS - Narrative (Details) - USD ($)				1 Months Ended		2 Months Ended	6 Months Ended		12 Months Ended
	Mar. 08, 2023	Jan. 02, 2023	Aug. 26, 2022	Nov. 30, 2021	May 31, 2021	Mar. 08, 2023	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Oct. 11, 2023	Jan. 01, 2021	Dec. 31, 2020
Reverse Recapitalization [Line Items]
Stock consideration for reverse recapitalization (in shares)					690,000,000
Proceeds from issuance of PIPE, replaced through amendment				$ 1,500,000,000
Payment for purchase of shares of existing stockholders, replaced through amendment				950,000,000
Pre-Closing Bridge Notes							$ 750,000,000		$ 750,000,000	$ 477,333,000
Net income (loss)							(135,408,000)	$ (399,252,000)	(888,802,000)	(301,128,000)
Cash used							211,132,000	418,505,000	632,809,000	(597,089,000)
Retained earnings (accumulated deficit)							(1,316,823,000)		(1,181,415,000)	(292,613,000)		$ 8,515,000	$ 7,522,000
Cash and cash equivalents							$ 109,922,000	$ 523,932,000	317,959,000	938,319,000
Pre-Closing Bridge Notes
Reverse Recapitalization [Line Items]
Pre-Closing Bridge Notes										$ 750,000,000
Pre-Closing Bridge Notes | Bridge Loan
Reverse Recapitalization [Line Items]
Aggregate principal amount			$ 100,000,000
Conversion price (in dollars per share)										$ 10
Sponsor funding obligation			550,000,000
Post-Closing Convertible Notes | Convertible Debt
Reverse Recapitalization [Line Items]
Aggregate principal amount				$ 750,000,000
Post-Closing Convertible Notes | Convertible Debt | Subsequent event
Reverse Recapitalization [Line Items]
Aggregate principal amount											$ 528,600,000
Sponsor | Pre-Closing Bridge Notes
Reverse Recapitalization [Line Items]
Aggregate principal amount										$ 100,000,000
SoftBank | Pre-Closing Bridge Notes
Reverse Recapitalization [Line Items]
Aggregate principal amount										$ 650,000,000
SoftBank | Pre-Closing Bridge Notes | Subsequent event | Bridge Loan
Reverse Recapitalization [Line Items]
Conversion price (in dollars per share)											$ 10.00
Aurora Acquisition Corp
Reverse Recapitalization [Line Items]
Repayment of expenses, maximum			$ 15,000,000
Repayment of expenses	$ 3,800,000	$ 3,800,000				$ 7,500,000			$ 7,500,000
Repayment period									5 days